Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate general and administrative expenses [abstract]
Salaries and employee benefits	$ 2,160	$ 2,173
Directors' fees	326	269
Share-based payments	1,990	1,930
Professional fees	700	477
Office and general	1,544	1,802
Corporate general and administrative expenses	$ 6,720	$ 6,651